   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 1996.
                                                         File Nos. 33-
                                                         and 811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
   Pre-Effective Amendment No.         ---                           ---
   Post-Effective Amendment No         ---                           ---

                                       and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        X
   Amendment No.                       ---                           ---


                         KEYSTONE EMERGING MARKETS FUND
               (Exact Name of Registrant as Specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                              Boston, MA 02116-5034
                     (Name and Address of Agent for Service)

Registrant declares that it hereby elects pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 to register by this Registration Statement an indefinite number or amount of its securities under the Securities Act of 1933, as amended.

                  Approximate Date of Proposed Public Offering:
                 As soon as practicable after the effective date of
                           The Registration Statement.

It is proposed that this filing will become effective:

---  immediately upon filing pursuant to paragraph (b)
---  on (date) pursuant to paragraph (b)
---  60 days after filing pursuant to paragraph (a)(1)
---  on (date) pursuant to paragraph (a)(1)
---  75 days after filing pursuant to paragraph (a)(2)
---  on (date) pursuant to paragraph (a)(2) of Rule 485

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         KEYSTONE EMERGING MARKETS FUND

                                   CONTENTS OF

                             REGISTRATION STATEMENT


                   This Registration Statement consists of the
              following pages, items of information and documents:


                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

                PART C - OTHER INFORMATION - ITEMS 24 (a) and (b)

                              Financial Statements

                         Report of Independent Auditors

                                 Exhibit Listing

          PART C - OTHER INFORMATION - ITEMS 25-32- AND SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

                         Business and Other Connections

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

                         KEYSTONE EMERGING MARKETS FUND

Cross-Reference Sheet pursuant to Rule 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A       Prospectus Caption
---------       ------------------

    1           Cover Page

    2           Fee Table

    3           Performance Data

    4           Cover Page
                The Fund
                Investment Objective and Strategies
                Investment Restrictions
                Risk Factors

    5           Fund Management and Expenses

    5A          Not Applicable

    6           The Fund
                Dividends and Taxes
                Fund Shares
                Shareholder Services
                Pricing Shares

    7           How to Buy Shares
                Pricing Shares
                Shareholder Services

    8           How to Redeem Shares

    9           Not Applicable

                         KEYSTONE EMERGING MARKETS FUND

Cross-Reference Sheet continued.

Items in
Part B of
Form N-1A       Statement of Additional Information Caption
---------       -------------------------------------------

    10          Cover Page

    11          Table of Contents

    12          Not applicable

    13          The Fund
                Investment Restrictions
                Valuation of Securities
                Appendix

    14          Trustees and Officers

    15          Additional Information

    16          Investment Adviser
                Principal Underwriter
                Additional Information

    17          Brokerage

    18          Declaration of Trust

    19          Valuation of Securities

    20          Distributions and Taxes

    21          Principal Underwriter

    22          Standardized Total Return and Yield Quotations

    23          Audited Balance Sheet

                         KEYSTONE EMERGING MARKETS FUND

                                     PART A

                                   PROSPECTUS

KEYSTONE EMERGING MARKETS FUND
PROSPECTUS         , 1996

  Keystone Emerging Markets Fund (the "Fund") is a mutual fund that seeks capital appreciation by investing primarily in equity securities of issuers located in emerging market countries.

  The Fund currently offers three classes of shares. Information on share classes and their fee and sales charge structures may be found in the "Fee Table," "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans" and "Fund Shares."

  This prospectus contains information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of
additional information dated               , 1996, which has been filed with the
Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed below.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

KEYSTONE EMERGING MARKETS FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898

TABLE OF CONTENTS
                                                                            Page
Fee Table                                                                    2
The Fund                                                                     3
Investment Objective and Strategies                                          3
Investment Restrictions                                                      5
Risk Factors                                                                 6
Pricing Shares                                                               7
Dividends and Taxes                                                          8
Fund Management and Expenses                                                 9
How to Buy Shares                                                           11
Alternative Sales Options                                                   11
Contingent Deferred Sales Charge
  and Waiver of Sales Charges                                               15
Distribution Plans                                                          16
How to Redeem Shares                                                        17
Shareholder Services                                                        19
Performance Data                                                            21
Fund Shares                                                                 21
Additional Information                                                      22
Additional Investment Information                                          (i)
Exhibit A                                                                  A-1

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE
                        KEYSTONE EMERGING MARKETS FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plans"; and "Shareholder Services."

                                                                   CLASS A SHARES        CLASS B SHARES         CLASS C SHARES
                                                                     FRONT END              BACK END              LEVEL LOAD
SHAREHOLDER TRANSACTION EXPENSES                                    LOAD OPTION           LOAD OPTION <F1>         OPTION <F2>
                                                                   --------------        --------------         --------------
Sales Charge ..................................................      5.75% <F3>      None                     None
  (as a percentage of offering price)
Contingent Deferred Sales Charge ..............................      0.00% <F4>      5.00% in the first year  1.00% in the first
  (as a percentage of the lesser of cost or market value of                          declining to 1.00% in    year and 0.00%
  shares redeemed)                                                                   the sixth year and       thereafter
                                                                                     0.00% thereafter

Exchange Fee (per exchange) <F5> ..............................      $10.00          $10.00                   $10.00

ANNUAL FUND OPERATING EXPENSES <F6>
  After Expense Reimbursements
  (as a percentage of average net assets)

Management Fees ...............................................      0.00%           0.00%                    0.00%
12b-1 Fees ....................................................      0.00%           0.00% <F7>               0.00% <F7>
Other Expenses ................................................      0.00%           0.00%                    0.00%
                                                                     ----            ----                     ----
Total Fund Operating Expenses .................................      0.00%           0.00%                    0.00%
                                                                     ====            ====                     ====

EXAMPLES <F8>                                                                             1 YEAR               3 YEARS
                                                                                          ------               -------
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each period:
    Class A ......................................................................       $ 58.00               $ 58.00
    Class B ......................................................................       $ 50.00               $ 30.00
    Class C ......................................................................       $ 10.00               $  0.00
You would pay the following expenses on a $1,000 investment, assuming no redemption at the end of each period:
    Class A ......................................................................       $ 58.00               $ 58.00
    Class B ......................................................................       $  0.00               $  0.00
    Class C ......................................................................       $  0.00               $  0.00

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
<F1> Class B shares convert tax free to Class A shares after eight years. See
     "Class B Shares" for more information.
<F2> Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company, the Fund's principal underwriter.
<F3> The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "Class A Shares."
<F4> Purchases of Class A shares in the amount of $1,000,000 or more and/or purchases made by certain qualifying retirement or other plans are not subject to a sales charge, but may be subject to a contingent deferred sales charge. See the "Class A Shares" and "Contingent Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.
<F5> There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response Line ("KARL"). (For a description of KARL, see "Shareholder Services.")
<F6> Expense ratios are estimated for the Fund's fiscal period ending October
     31, 1996 after giving effect to the reimbursement by Keystone Investment Management Company ("Keystone") of all of the Fund's operating expenses. Currently, Keystone has voluntarily agreed to reimburse all of the expenses of each of the Fund's Class A, B, and C shares. Keystone intends to continue such expense reimbursements on a calendar month by month basis and may modify or terminate the reimbursements in the future. The estimated expense ratios above assume the extension of the expense reimbursements until October 31, 1996, which Keystone is under no obligation to do. Prior to reimbursement, expense ratios for the fiscal period ending October 31, 1996 for the Fund's Class A, B and C shares are estimated to be 3.65%, 4.40% and 4.40% for each class, respectively. Total Fund Operating Expenses will include indirectly paid expenses.
<F7> Long term shareholders may pay more than the equivalent of the maximum front end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD").
<F8> The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

THE FUND
  The Fund is an open-end, diversified management investment company commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on January 12, 1996. The Fund is one of more than thirty funds managed or advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE
  The Fund seeks capital appreciation by investing primarily in equity securities of issuers located in emerging market countries.

  The investment objective of the Fund is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 ("1940 Act") (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares)).

  There is no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

INVESTMENT STRATEGIES
  Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in emerging market countries. In addition, under normal market conditions, the Fund will maintain investments in at least three different emerging market countries.

  As a general matter, the Fund deems an emerging market country to be any country that is considered to be an emerging or developing country by the International Finance Corporation at the time of the Fund's investment.

  The countries that will not be considered emerging markets include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Spain, Norway, Switzerland, United Kingdom and the United States.

  For example, the Fund currently expects to invest in issuers located in some or all of the following emerging or developing market countries: Argentina, Brazil, Czech Republic, China, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Portugal, Singapore, South Africa, Taiwan, Thailand and Turkey as well as in Hong Kong.

  The Fund considers any particular issuer to be located in an emerging market country if (1) such issuer is organized under the laws of that country; (2) the issuer's principal securities trading market is located in that country; or (3) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or has at least 50% of its assets situated in that country. The Fund may also consider other criteria when assessing whether an issuer is located in a particular country.

  When selecting equity securities, the Fund uses both a "growth" and a "value" approach; i.e., the Fund looks to acquire securities issued by companies that exhibit strong prospects for increased revenues and earnings and continued revenue growth as well as securities that Keystone considers to be undervalued by the market.

PRINCIPAL INVESTMENTS AND OTHER POLICIES
  EQUITY SECURITIES. The Fund may invest in the following types of equity securities: common stock, preferred stock (convertible or non-convertible), warrants or rights convertible into common or preferred stock, partly paid stock and structured equity based securities. The Fund deems debt securities convertible into equity securities to be equity securities.

  FOREIGN SECURITIES -- IMPORTANT INVESTMENT POLICIES. Keystone follows a number of significant policies when investing in foreign countries. When allocating the Fund's investments among issuers located in different countries, Keystone considers such countries' interest rate environments and general economic conditions. Keystone evaluates the relative values of different currencies on the basis of technical and political data and such fundamental economic criteria as relative inflation rates and trends, projected growth rates, balance of payments status, and economic policies. With respect to foreign corporate issuers, Keystone considers the financial condition of the issuer and market and economic conditions relevant to its operations. In addition, Keystone considers liquidity when selecting foreign investments.

OTHER ELIGIBLE INVESTMENTS
  The Fund may invest up to 35% of its total assets under normal market conditions in the following types of U.S. dollar or foreign currency denominated debt obligations:

    (1) short term debt obligations issued by foreign issuers, including foreign corporations, partnerships, governments or any of their political subdivisions, agencies or instrumentalities; and

    (2) variable and fixed rate debt obligations (including zero coupon and payment-in-kind securities ("PIKs")), such as bonds, debentures, notes, loans, commercial paper, certificates of deposit, warrants, mortgage-backed securities, debt securities convertible into common stock, and structured notes; such debt obligations may be issued or guaranteed by U.S. or foreign issuers, including U.S. or foreign corporations or partnerships, U.S. or foreign governments or any of their political subdivisions, agencies or instrumentalities.

  The Fund has the authority to invest up to (but less than) 35% of its total assets in debt obligations with a rating below investment grade (i.e., BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investor Service ("Moody's") or which, if unrated, are, in Keystone's judgment, determined to be below investment grade.

  The Fund intends to invest in debt obligations when Keystone determines that such investment is consistent with the Fund's investment objective of capital appreciation. For example, the Fund might invest in certain debt securities when an anticipated decline in interest rates would be expected to lead to an appreciation in value of such securities. Alternatively, the Fund might invest in debt obligations issued in exchange for restructured debt of certain countries or other issuers that it expects to appreciate in value.

  The Fund may invest up to 100% of its assets for temporary defensive purposes (when Keystone determines market conditions so warrant) in the following types of securities:

    (1) commercial paper of U.S. issuers, including master demand notes, that at the date of investment is rated A-1 (the highest grade given by S&P), Prime-1 (the highest grade given by Moody's ) or, if not rated by such services, issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's;

    (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations with at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks;

    (3) corporate obligations of U.S. issuers that at the date of investment are rated A or better by S&P or Moody's;

    (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; or

    (5) repurchase agreements and reverse repurchase agreements for instruments described in (1), (2), (3), and (4).

  When the Fund invests its assets for temporary defensive purposes, it may not be pursuing its investment objective.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.

  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. Keystone determines the liquidity of the Fund's Rule 144A securities in accordance with guidelines adopted by the Fund's Board of Trustees.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Fund's Board of Trustees will consider what action, if any, is appropriate.

  In addition to the securities described above, when it deems it appropriate, the Fund may invest in the securities of other investment companies, including closed-end "country funds." For example, the Fund might invest in another investment company to obtain immediate access to a diversified portfolio of foreign securities. Alternatively, the Fund might invest in a closed-end country fund if such a fund were trading at a significant discount to its net asset value. See "Investment Restrictions" in the Fund's statement of additional information for more information.

INVESTMENT TECHNIQUES
  The Fund may purchase or sell foreign currency, purchase options on currency and purchase or sell forward foreign currency exchange contracts to manage currency exposure. In addition, the Fund may write covered call and put options on any security in which the Fund may invest. The Fund may, for hedging purposes, purchase and sell futures contracts and put and call options on futures contracts. (Options and futures contracts are considered "derivative instruments.") The Fund may purchase securities on a when-issued, partly paid, or forward commitment basis and may engage in the lending of portfolio securities.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the section of this prospectus entitled "Additional Investment Information" and the statement of additional information.

INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental restrictions set forth below, which may not be changed without the vote of a 1940 Act majority of the Fund's outstanding shares. These restrictions and certain other fundamental and non- fundamental restrictions are set forth in the statement of additional information.

  Generally, the Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; (2) borrow money except from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings, and enter into reverse repurchase agreements; and (3) concentrate its investments in any particular industry.

RISK FACTORS
  Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  By itself, the Fund does not constitute a balanced investment program. The Fund is best suited for investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund that is growth oriented and has the potential for capital appreciation. The Fund involves a relatively high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income.

  Should the Fund need to raise cash to meet a large number of redemptions it may have to sell portfolio securities at a time when it would be disadvantageous to do so.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  LONG TERM NATURE OF THE FUND. The Fund is designed for long-term investors who can accept the risks entailed in seeking long-term growth of capital through investment primarily in equity securities. The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, such diversification does not eliminate all risks. The value of the Fund's securities will fluctuate based on market conditions. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain or add to their investment during periods of adverse market conditions and should not rely on an investment in the Fund for their short-term financial needs.

  FOREIGN RISK IN GENERAL. Investing in securities of foreign issuers generally involves more risk than investing in securities of domestic issuers for the following reasons:

   (1) there may be less public information available about foreign companies than is available about U.S. companies;

   (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies;

   (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are much less liquid and much more volatile than the securities of comparable U.S. companies;

   (4) foreign securities transactions may involve higher brokerage commissions;

   (5) there may be less government regulation of stock markets, brokers, listed companies and banks in foreign countries than in the U.S.;

   (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another;

   (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of currency exchange controls, political or social instability or diplomatic developments;

   (8) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and

   (9) interest and dividends on foreign securities may be subject to withholding taxes in a foreign country that could result in a reduction of net investment income available for distribution.

  EMERGING MARKETS. Investing in securities of issuers located in emerging market countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging market countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

  Furthermore, investing in securities of companies in the People's Republic of China and the formerly communist countries of Eastern Europe involves additional risks. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Fund could lose its entire investment in those countries.

  BELOW-INVESTMENT GRADE BONDS. The Fund may invest up to (but less than) 35% of its assets in below-investment grade bonds. See "Other Eligible Investments."

  Lower rated debt securities (sometimes called "junk bonds") are often considered to be speculative. Investment in such bonds involves risks that are greater than the risks of investing in higher quality debt securities. These risks include risks from interest rate fluctuations; changes in credit status, including weaker overall credit condition of issuers and risks of default; industry, market and economic risk; volatility of price resulting from broad and rapid changes in the value of these securities; and greater price variability and credit risks of certain high yield securities, such as zero coupon bonds and PIKs. For further discussion of below investment grade bonds, see the statement of additional information.

PRICING SHARES
  The net asset value of a share of the Fund is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  Current values for the Fund's securities are generally determined as follows:

    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Fund's Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

    3. short-term instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Fund's Board of Trustees;

    4. short-term instruments purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which, in either case, reflects fair value as determined by the Fund's Board of Trustees; and

    5. the following securities are valued at prices deemed in good faith to be fair under procedures established by the Fund's Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

  Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.

DIVIDENDS AND TAXES
  The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending October 31 of such calendar year.

  Any taxable dividend declared in October, November, or December to shareholders of record in such month and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend was declared.

  If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income annually and net capital gains, if any, at least annually. It is not expected that any material portion of such distributions will qualify for corporate dividends received deduction.

  Because Class A shares bear most of the costs of distribution of such shares through payment of a front end sales charge, while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains dividends are taxable as ordinary income, and net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

  If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax or to treat the foreign tax withheld as an itemized deduction from his gross income if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.

FUND MANAGEMENT AND EXPENSES
BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone, the Fund's investment adviser, provides investment advice, management and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"), located at 200 Berkeley Street, Boston, Massachusetts 02116- 5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr.

  Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

  Under its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, provides all necessary office space, facilities, equipment and personnel and arranges, at the request of the Fund, for its employees to serve as officers or agents of the Fund.

  Under the Advisory Agreement, the Fund pays Keystone a fee for its services at the annual rate of 1.25% of the first $250,000,000 of the aggregate net asset value of shares of the Fund, plus 1.00% of the aggregate net asset value of shares of the Fund in excess of $250,000,000. Currently, Keystone has voluntarily agreed to reimburse all of the Fund's expenses, including management fees. See "Fund Expenses" below.

  A management fee of 1.25% is higher than that paid by most other investment companies. The Fund's fee structure is comparable, however, to that of other global and international funds subject to the higher costs involved in managing a portfolio of predominantly international securities.

  The Advisory Agreement continues in effect until 1998, and thereafter from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's disinterested Trustees, as defined in the 1940 Act (the "Independent Trustees"), in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone. The Advisory Agreement will terminate automatically upon its assignment.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGERS
  The Fund is managed by the following team of investment professionals:

  Gilman C. Gunn. Mr. Gunn is responsible for asset allocation and the Fund's overall investment strategies. Mr. Gunn is a Keystone Senior Vice President and Senior Portfolio Manager and the head of Keystone's International Group. He has over 23 years of investment experience.

  John C. Madden, Jr. Mr. Madden is responsible for the Fund's investments in South Africa. Mr. Madden is a Keystone Vice President with over 30 years of investment experience.

  Francis X. Claro and Antonio T. Docal. Mr. Claro and Mr. Docal are responsible for the Fund's investments in Latin America. Mr. Claro is a Keystone Vice President with over 5 years of investment experience. Mr. Docal is a Keystone Vice President with over 7 years of investment experience.

  Sami J. Karam. Mr. Karam is responsible for the Fund's investments in Eastern Europe. Mr. Karam is a Keystone Vice President with over 5 years of investment experience.

  Eleanor H. Marsh. Ms. Marsh is responsible for the Fund's investments in Asia. Ms. Marsh is a Keystone Vice President with over 6 years of investment experience.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to: expenses of certain of its Trustees; transfer, dividend disbursing and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors and legal counsel to its Independent Trustees; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund also pays its brokerage commissions, interest charges and taxes.

  Keystone has voluntarily agreed to reimburse all expenses incurred by the Fund's Class A, B and C shares, including management fees and any distribution expenses. Keystone currently intends to continue the foregoing expense reimbursements on a calendar month-by-month basis. Keystone, from time to time, will make determinations whether to continue such reimbursements and, if so, at what rates, and such reimbursements may be modified or terminated in the future. Keystone will not reimburse the Fund for amounts in excess of an expense limit if such reimbursement would result in the Fund's inability to qualify as a regulated investment company under the provision of the Code.

SECURITIES TRANSACTIONS
  Under policies established by the Fund's Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider as a factor the number of shares of the Fund sold by such broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, the Fund's principal underwriter or their affiliates.

  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Fund's anticipated portfolio turnover rate is 75%, which the Fund does not generally expect to exceed. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund as well as additional gains and/or losses to shareholders. For further information about brokerage and distribution, see the statement of additional information.

HOW TO BUY SHARES
  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with Keystone Investment Distributors Company ("the Principal Underwriter"), the Fund's principal underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  In addition, you may open an account for the purchase of shares of the Fund by mailing to the Fund c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund, or you may telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring Federal funds or by an electronic funds transfer ("EFT").

  Orders for the purchase of shares of the Fund will be confirmed at an offering price equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the applicable sales charge. Orders received by dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

  Orders for shares received other than as stated above will receive the offering price equal to the net asset value per share next determined (generally, the next business day's offering price) plus, in the case of Class A shares, the applicable sales charge.

  The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly.

  The initial purchase amount must be at least $1,000. There is no minimum amount for subsequent purchases.

  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject any purchase order.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.

ALTERNATIVE SALES OPTIONS
  The Fund offers three classes of shares:

CLASS A SHARES -- FRONT END LOAD OPTION
  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a deferred sales charge when they are redeemed except as follows: Class A shares purchased (1) in an amount equal to or exceeding $1,000,000 or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan sponsored by a corporation having 100 or more eligible employees (a "Qualifying Plan"), in either case, without a front end sales charge, will be subject to a contingent deferred sales charge for the 24 month period following the date of purchase.

CLASS B SHARES -- BACK END LOAD OPTION
  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a contingent deferred sales charge if they are redeemed during the 72 month period from and including the month of purchase. Class B shares that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee.

CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within one year after the date of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter.

  Each class of shares, pursuant to its Distribution Plan or other plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average net assets attributable to their respective classes.

  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $1,000,000 or more.

                ----------------------------------------------

CLASS A SHARES
  Class A shares are offered at net asset value plus an initial sales charge as follows:

                                                                         AS A % OF           CONCESSION TO
                                                           AS A % OF    NET AMOUNT       DEALERS AS A % OF
AMOUNT OF PURCHASE                                    OFFERING PRICE     INVESTED<F1>       OFFERING PRICE
--------------------------------------------------------------------------------------   -----------------
Less than $50,000 ...............................              5.75%         6.10%                   5.25%
$50,000 but less than $100,000 ..................              4.75%         4.99%                   4.25%
$100,000 but less than $250,000 .................              3.75%         3.90%                   3.25%
$250,000 but less than $500,000 .................              2.50%         2.56%                   2.25%
$500,000 but less than $1,000,000 ...............              1.50%         1.52%                   1.50%

----------
<F1> Rounded to the nearest one-hundredth percent.

                ----------------------------------------------
  Purchases of the Fund's Class A shares in the amount of $1 million or more and/or purchases of Class A shares made by a Qualifying Plan or a tax sheltered annuity plan sponsored by a public educational entity having 5,000 or more eligible employees (a "TSA Plan") will be at net asset value without the imposition of a front-end sales charge (each such purchase, an "NAV Purchase").

  With respect to NAV Purchases, the Principal Underwriter will pay broker/ dealers or others concessions based on (1) the investor's cumulative purchases during the one-year period beginning with the date of the initial NAV Purchase and (2) the investor's cumulative purchases during each subsequent one-year period beginning with the first NAV Purchase following the end of the prior period. For such purchases, concessions will be paid at the following rate:
1.00% of the investment amount up to $2,999,999; plus 0.50% of the investment amount between $3,000,000 and $4,999,999; plus 0.25% of the investment amount over $4,999,999.

  With the exception of Class A shares acquired by a TSA Plan as described above, Class A shares acquired in an NAV Purchase are subject to a contingent deferred sales charge of 1.00% upon redemption during the 24 month period commencing on the date the shares were originally purchased. Class A shares acquired by a TSA Plan in an NAV Purchase are not subject to a contingent deferred sales charge.

  The sales charge is paid to the Principal Underwriter, which in turn normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipient on the books of the Fund for specified periods.

  Upon written notice to dealers with whom it has dealer agreements, the Principal Underwriter may reallow up to the full applicable sales charge.

  Initial sales charges may be eliminated for persons purchasing Class A shares that are included in a broker-dealer or investment adviser managed fee based program (a "wrap account") with broker dealers or investment advisers who have entered into special agreements with the Principal Underwriter. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. See Exhibit A to this prospectus.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after a change in the registered representative's employment when the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates and the shareholder either (1) paid a front end sales charge, or (2) was at some time subject to, but did not actually pay, a contingent deferred sales charge with respect to the redemption proceeds.

  In addition, upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates when the amount invested represents redemption proceeds from such unrelated registered open-end investment company and the shareholder either (1) paid a front end sales charge, or (2) was at some time subject to, but did not actually pay, a contingent deferred sales charge with respect to the redemption proceeds. This special net asset value purchase is currently offered only on a calendar month-by-month basis and may be modified or terminated in the future.

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund, currently limited to 0.25% annually of the average daily net asset value of Class A shares, in connection with the distribution of Class A shares. Payments under the Class A Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) as service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipients on the books of the Fund for specified periods.

CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge.

  The Fund, with certain exceptions, imposes a deferred sales charge on Class B shares in accordance with the following schedule:

                                                 DEFERRED
                                                  SALES
                                                  CHARGE
REDEMPTION TIMING                                IMPOSED
-----------------                                -------
First twelve month period ....................    5.00%
Second twelve month period ...................    4.00%
Third twelve month period ....................    3.00%
Fourth twelve month period ...................    3.00%
Fifth twelve month period ....................    2.00%
Sixth twelve month period ....................    1.00%

No deferred sales charge is imposed on amounts redeemed thereafter.

  When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plan are reduced by deferred sales charges retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

  Class B shares that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to KIRC.) The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class B shares (the "Class B Distribution Plan") that provides for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses incurred in connection with the distribution of Class B shares. Payments under the Class B Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers)
(1) as commissions for Class B shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient on the books of the Fund for specified periods. See "Distribution Plans" below.

CLASS C SHARES
  Class C shares are offered only through dealers who have special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund imposes a deferred sales charge of 1.00% on shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

CLASS C DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan") that provides for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses incurred in connection with the distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers)
(1) as commissions for Class C shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold and, beginning approximately 15 months after purchase, a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans") plus service fees, which are paid at the annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipients on the books of the Fund for specified periods. See "Distribution Plans" below.

CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES
  Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months; (4) Class B shares held more than 72 months; or (5) Class C shares held for more than one year. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a contingent deferred sales charge to certain Directors, Trustees, officers and employees of the Fund and Keystone and certain of their affiliates; to registered representatives of firms with dealer agreements with the Principal Underwriter; and to a bank or trust company acting as a trustee for a single account. See the Fund's statement of additional information for more details.

  With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no contingent deferred sales charge will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.

  In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder;
(2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an automatic withdrawal plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such dealer.

  The Principal Underwriter may also pay a transaction fee (up to the level of payments allowed to dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION PLANS
  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The NASD limits the amount that a Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any deferred sales charges paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

  If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

  Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class. Distribution expenses are currently being reimbursed. See "Fund Expenses."

HOW TO REDEEM SHARES
  You may redeem Fund shares for cash at their net asset value upon written order to the Fund c/o KIRC, and presentation to the Fund of a properly endorsed share certificate (if certificates have been issued). Your signature (s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  The redemption value equals the net asset value per share then determined and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption.

  If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check or by Federal Reserve or bank wire of funds or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable contingent deferred sales charge (as described above), will be made within seven days thereafter except as discussed herein.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable deferred sales charge, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund or KIRC may waive this requirement, but also may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. You must complete the Telephone Redemptions section of the application to enjoy telephone redemption privileges.

  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed, wired or sent by EFT to your previously designated bank account as you direct. If you do not specify how you wish your redemption proceeds to be sent, they will be mailed by check.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No deferred sales charges are applied to such redemptions.

REDEMPTIONS IN KIND
  If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, KIRC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained from KIRC by writing or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  A shareholder who has obtained the appropriate prospectus may exchange shares of the Fund for shares of certain other Keystone America Funds and Keystone Liquid Trust ("KLT") as follows:

    Class A shares may be exchanged for Class A shares of other Keystone America Funds and Class A shares of KLT;

    Class B shares, excepted as noted below, may be exchanged for the same type of Class B shares of other Keystone America Funds and the same type of Class B shares of KLT; and

    Class C shares may be exchanged for Class C shares of other Keystone America Funds and Class C shares of KLT.

  Class B shares cannot be exchanged for Class B shares of Keystone Capital Preservation and Income Fund during the 24 month period commencing with and including the month purchase.

  The exchange of Class B shares and Class C shares will not be subject to a contingent deferred sales charge. However, if the shares being tendered for exchange are

  (i) Class A shares acquired in an NAV Purchase or otherwise without a front end sales charge,

  (ii) Class B shares that have been held for less than 72 months, or

  (iii) Class C shares that have been held for less than one year,

and are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares for another Keystone fund for a $10 fee by calling or writing to Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. Shares purchased by check are eligible for exchange after 15 days. If the shares being tendered for exchange are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right, after providing the required notice to shareholders, to terminate this exchange offer or to change its terms, including the right to change the fee for any exchange.

  Orders to exchange a certain class of shares of the Fund for the corresponding class of shares of KLT will be executed by redeeming the shares of the Fund and purchasing the corresponding class of shares of KLT at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the Fund is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

KEYSTONE AMERICA MONEY LINE
  Keystone America Money Line eliminates the delay of mailing a check or the expense of wiring funds. You must request the service on your application. Keystone America Money Line allows you to authorize electronic transfers of money to purchase shares in any amount and to redeem up to $50,000 worth of shares. You can use Keystone America Money Line like an "electronic check" to move money between your bank account and your account in the Fund with one telephone call. You must allow two business days after the call for the transfer to take place. For money recently invested, you must allow normal check clearing time before redemption proceeds are sent to your bank.

  You may also arrange for systematic monthly or quarterly investments into your Keystone America account. Once proper authorization is given, your bank account will be debited to purchase shares in the Fund. You will receive confirmation from the Principal Underwriter for every transaction.

  To change the amount of a Keystone America Money Line or to terminate the service (which could take up to 30 days), you must write to KIRC and include account numbers.

RETIREMENT PLANS
  The Fund has various pension and profit-sharing plans available to you, including Individual Retirement Accounts ("IRAs"); Rollover IRAs; Simplified Employee Pension Plans ("SEPs"), Tax Sheltered Annuity Plans ("TSAs"), 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans, Pension and Target Benefit Plans; Money Purchase Plans and Salary-Reduction Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

AUTOMATIC WITHDRAWAL PLAN
  Under an Automatic Withdrawal Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund shares in your account when the Automatic Withdrawal Plan is opened. Fixed withdrawal payments are not subject to a deferred sales charge. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in the Automatic Withdrawal Plan.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must establish an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund. If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on your application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent.

OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

PERFORMANCE DATA
  From time to time the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Fund may also include comparative performance data for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.

FUND SHARES
  The Fund currently issues three classes of shares, which participate proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that
(1) expenses related to the distribution of each series or class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by each series or class; (2) each series or class of shares has exclusive voting rights with respect to its Distribution Plan; (3) each series or class has different exchange privileges; and (4) each series or class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund is authorized to issue additional series or classes of shares.

  Shareholders of the Fund are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or a semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                        ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

CORPORATE BOND RATINGS

  Higher yields are usually available on securities that are lower rated or that are unrated.

  Bonds rated Baa by Moody's are considered as medium grade obligations that are neither highly protected nor poorly secured. Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities are usually defined as Baa or lower by Moody's or BBB or lower by S&P.

  The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be attractive to as many buyers.

  Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. Debt rated C1 by S&P is debt (income bonds) on which no interest is being paid.

  Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where, in Keystone's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise.

  Bonds that are rated Caa by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ZERO COUPON BONDS
  A zero coupon "stripped" bond represents ownership in serially maturing interest or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

PAYMENT-IN-KIND SECURITIES
  PIK securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

  PIKs, like zero coupon bonds, are designed to give the issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

  An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. PIKs are gaining popularity over zeros, however, since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

  As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash- paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

  Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

  Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

REPURCHASE  AGREEMENTS
  The Fund may enter into repurchase agreements; i.e., the Fund purchases a security subject to the Fund's obligation to resell and the seller's obligation to repurchase that security at an agreed upon price and date, such date usually being not more than seven days from the date of purchase. The resale price is based on the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement imposes an obligation on the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. The value of the underlying security is at least equal to the amount of the agreed upon resale price and marked to market daily. The Fund may enter into such agreements only with respect to U.S. government and foreign government securities, which may be denominated in U.S. or foreign currencies. The Fund may enter into such repurchase agreements with foreign banks and securities dealers approved in advance by the Fund's Trustees. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. It does not presently appear possible to eliminate all risks involved in repurchase agreements. These risks include the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with bankruptcy proceedings. Therefore, it is the policy of the Fund to enter into repurchase agreements only with large, well-capitalized banks that are members of the Federal Reserve System and with primary dealers in U.S. government securities (as designated by the Federal Reserve Board) whose creditworthiness has been reviewed and found satisfactory by the Fund. The Securities and Exchange Commission deems a repurchase agreement to be, in effect, a loan by the Fund.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of the Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. Such practices may constitute leveraging. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the SEC has taken the position that reverse repurchase agreements that are not fully secured or collateralized are a form of leverage and, therefore, included in the percentage limit on borrowings imposed under the 1940 Act. The Fund intends to only invest in fully secured or collateralized reverse repurchase agreements.

CONVERTIBLE SECURITIES
  The Fund may invest in convertible securities. These securities, which include bonds, debentures, corporate notes, preferred stocks and other securities, are securities that the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than that corporation's common stock. The value of a convertible security is a function of its investment value (its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect its investment value and will tend to vary inversely with interest rates. (The issuer's creditworthiness and other factors also may affect its value.) If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value, and it will tend to fluctuate directly with the price of the underlying equity security.

SHORT SALES
  The Fund may make short sales of securities "against the box." A short sale involves the borrowing of a security, which must eventually be returned to the lender. A short sale is "against the box" if, at all times when the short position is open, the Fund owns the securities sold short or owns an equal amount of securities convertible into, or exchangeable without further consideration for, securities identical to the securities sold short. Short sales against the box are used to defer recognition of gains or losses or in order to receive a portion of the interest earned by the executing broker from the proceeds of such sale. The proceeds of a short sale are held by the broker until the settlement date when the Fund delivers the convertible security to close out its short position. Although prior to such delivery the Fund will have to pay an amount equal to any dividends paid on the securities sold short, the Fund will receive the dividends from the securities convertible into the securities sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will not make short sales of securities subject to outstanding call options written by it. The Fund will segregate the securities sold short or appropriate convertible securities in a special account with the Fund's custodian in connection with its short sales "against the box."

DERIVATIVES -- GENERAL
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

OPTIONS TRANSACTIONS

  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options for hedging purposes. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. Such securities will be maintained in a segregated account with the Fund's custodian. If the Fund has written options against all of its securities which are eligible for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains liquid assets having a value equal to or greater than the exercise price of the option with the Fund's custodian in a segregated account.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase call and put options. The Fund would normally purchase call options to hedge against an increase in the market value of the Fund's securities. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price, upon exercise of the option, during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeds the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

  The Fund may purchase put or call options; including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities until the options expire or are exercised.

  The Fund would normally purchase put options to hedge against a decline in the market value of securities in its portfolio (protective puts). The Fund will not engage in such transactions for speculation. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price, upon exercise of the option, during the option period. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities declined below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize a loss on the purchase of the put option.

  The Fund may purchase put and call options on securities indices for the same purposes as the purchase of options on securities. Currently, only options on stock indices are traded and only on national exchanges. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund's purchases of securities index options is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally cannot match exactly the composition of an index.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities.

  The Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its investment policies pertaining to illiquid securities. The Fund currently complies with the position taken by the Securities and Exchange Commission that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets.

FUTURES TRANSACTIONS
  The Fund may enter into futures contracts for the purchase or sale of securities or currencies or futures contracts based on securities indices and may write options on such contracts. The Fund intends to enter into such contracts and put and call options thereon for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund. A futures contract is an agreement to buy or sell securities or currencies at a specified price during a designated month. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated. The Fund will "cover" its futures contract obligations by maintaining in a segregated account with its custodian the securities or currencies underlying the contract or liquid assets, such as cash, U.S. Government securities or other appropriate high grade debt obligations, sufficient in amount to satisfy the Fund's contract obligations.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund would sell futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract were purchased by the Fund, the value of the contract would tend to rise when the value of the underlying securities or currencies increased and to fall when the value of such securities or currencies declined. The Fund intends to purchase futures contracts in order to fix what is believed by its portfolio manager to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also may purchase put and call options on securities and currency futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may write (sell) put and call options on futures contracts for hedging purposes. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Conversely, the writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. In addition, futures contracts transactions involve the remote risk that a party participating in a transaction will not be able to fulfill its obligations and the amount of the obligation will exceed the ability of the clearing broker to satisfy. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage.

"WHEN ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS
  The Fund may purchase newly issued securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of purchase commitments will be maintained until payment is made.

FOREIGN CURRENCY TRANSACTIONS
  The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

LOANS OF SECURITIES
  The Fund may lend its securities to broker-dealers or other institutional borrowers for use in connection with such borrowers' short sales, arbitrages or other securities transactions. Such loan transactions afford the Fund an opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it to secure the loan. Loans of portfolio securities will be made (if at all) in strict conformity with applicable federal and state rules and regulations. There may be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially and go into default. Therefore, loans will be made only to firms deemed by the Fund to be of good standing and will not be made unless, in the judgment of the Fund, the consideration to be earned from such loans justifies the risk.

  The Fund understands that it is the current view of the Securities and Exchange Commission that the Fund is permitted to engage in loan transactions only if it satisfies the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) exceeds the value of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in the securities' market values, which could result from the return of loaned securities; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the securities occurs, the Fund must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Fund to vote proxies. Excluding items (1) and (2), these procedures may be amended from time to time, as regulatory policies may permit, by the Fund's Board of Trustees without shareholder approval. The Fund does not presently intend to lend its securities if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value.

                                                                       EXHIBIT A

                              REDUCED SALES CHARGES

  Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. Only Class A shares subject to an initial or deferred sales charge are eligible for inclusion in reduced sales charge programs.

  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501 (c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

CONCURRENT PURCHASES
  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of Class A shares of two or more of the "Eligible Funds" as defined below. For example, if a Purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the Sales Charge Schedule in the prospectus.

RIGHT OF ACCUMULATION
  In calculating the sales charge applicable to current purchases of the Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Keystone America Funds and Keystone Liquid Trust.

  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the Sales Charge Schedule. KIRC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT
  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of the Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor the Fund to sell, the amount indicated.

  After the Letter of Intent is received by KIRC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by KIRC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by the Principal Underwriter or his dealer pay such difference in sales charge, KIRC will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by KIRC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irre vocably constitutes and appoints KIRC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.

  The Purchaser or his dealer must inform the Principal Underwriter or KIRC that a Letter of Intent is in effect each time a purchase is made.

-------------------------------------
          KEYSTONE AMERICA
            FUND FAMILY
                 o
Capital Preservation and Income Fund
     Government Securities Fund
    Intermediate Term Bond Fund
       Strategic Income Fund
          World Bond Fund
        Tax Free Income Fund
  California Insured Tax Free Fund
       Florida Tax Free Fund
    Massachusetts Tax Free Fund
       Missouri Tax Free Fund
   New York Insured Tax Free Fund
     Pennsylvania Tax Free Fund
        Texas Tax Free Fund
       Fund for Total Return
     Global Opportunities Fund
Hartwell Emerging Growth Fund, Inc.
        Hartwell Growth Fund
             Omega Fund
        Fund of the Americas
     Strategic Development Fund
    Small Company Growth Fund II
-------------------------------------


[logo] KEYSTONE
       INVESTMENTS

Keystone Investment Distributors Company
200 Berkeley Street
Boston, Massachusetts 02116-5034

[recycle logo]

-------------------------------------
               KEYSTONE
        ---------------------





        ---------------------
              EMERGING
            MARKETS FUND
-------------------------------------

                [logo]

            PROSPECTUS AND
             APPLICATION

                         KEYSTONE EMERGING MARKETS FUND

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         KEYSTONE EMERGING MARKETS FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ________, 1996



         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Emerging Markets Fund (the "Fund") dated ________, 1996. A copy of the prospectus may be obtained from Keystone Investment Distributors Company (the "Principal Underwriter"), the Fund's principal underwriter, 200 Berkeley Street, Boston, Massachusetts 02116-5034, or your broker dealer.


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page

         The Fund                                                            2
         Investment Restrictions                                             2
         Distributions and Taxes                                             5
         Valuation of Securities                                             6
         Brokerage                                                           7
         Sales Charges                                                       9
         Distribution Plans                                                 12
         Trustees and Officers                                              16
         Investment Adviser                                                 19
         Principal Underwriter                                              21
         Declaration of Trust                                               23
         Standardized Total Return
           and Yield Quotations                                             24
         Additional Information                                             25
         Appendix                                                          A-1
         Audited Balance Sheet                                             F-1
         Independent Auditors' Report                                      F-2

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

         The Fund is an open-end, diversified management investment company commonly known as a mutual fund. The Fund seeks capital appreciation by investing primarily in equity securities of issuers located in emerging market countries. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in emerging markets. In addition, under normal market conditions, the Fund will maintain investments in at least three different emerging market countries. As a general matter, the Fund deems an emerging market to be any country that is considered to be an emerging or developing country by the International Finance Corporation. For a more detailed description of the Fund's investment strategies, principal investments, and policies, see the Fund's prospectus.

         The Fund was formed as a Massachusetts business trust on January 12, 1996. The Fund is one of more than 30 funds advised by Keystone Investment Management Company ("Keystone").

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a majority (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Fund's outstanding voting shares. Unless otherwise stated, all references to Fund assets are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined immediately after such investment; provided that these limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities;

         (2) concentrate its investments in the securities of issuers in any one industry other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

         (3) borrow money, except that the Fund may (a) borrow from any bank, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all borrowings; and (b) enter into reverse repurchase agreements;

         (4) issue senior securities, except that the Fund may (a) make permitted borrowings of money; (b) enter into firm commitment agreements and collateral arrangements with respect to the writing of options on securities and engage in permitted transactions in futures and options thereon and forward contracts; and (c) issue shares of any additional permitted classes or series of shares;

         (5) engage in the business of underwriting securities issued by other persons, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio investments;

         (6) invest in real estate or commodities, except that the Fund may (a) invest in securities directly or indirectly secured by real estate and interests therein and securities of companies that invest in real estate and interests therein, including mortgages and other liens; and (b) enter into financial futures contracts and options thereon for hedging purposes and enter into forward contracts; or

         (7) make loans, except that the Fund may (a) make, purchase, or hold publicly and nonpublicly offered debt securities (including convertible securities) and other debt investments, including loans, consistent with its investment objective; (b) lend its portfolio securities to broker-dealers; and
(c) enter into repurchase agreements.

         It is the position of the staff of the Securities and Exchange Commission ("Commission") that investment (including holdings of debt securities) of 25% or more of the value of the Fund's assets in any one industry or group of industries represents concentration; it being understood that securities issued by the U.S. government or state governments or political subdivisions thereof are excluded from the calculation because these issuers are not considered by the staff of the Commission to be members of any industry.

OTHER FUNDAMENTAL POLICIES

         Notwithstanding any other investment policy or restriction, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the non-fundamental policies set forth below, which may be changed without shareholder approval.

         The Fund may not do the following:

         (1) borrow money except for temporary or emergency purposes (not for leveraging or investment), and it will not purchase any security while borrowings representing more than 5% of its total assets are outstanding;

         (2) (a) sell securities short (except by selling futures contracts or writing covered options), unless it owns, or by virtue of ownership of other securities, has the right to obtain, without additional consideration, securities identical in kind and amount to the securities sold short; or (b) purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the Fund may make initial and variation so-called "margin" payments in connection with purchases or sales of futures contracts or of options on futures contracts or forwards or other similar instruments;

         (3) pledge, mortgage, or hypothecate its assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with its investment restrictions on borrowings, and provided that the Fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts or forwards or other similar instruments;

         (4) purchase the securities of any other investment company, except by purchase in the open market subject only to customary broker's commissions and provided that any such purchase will not result in duplication of sales charges or management fees, and except in connection with any merger, consolidation, or reorganization;

         (5) invest in oil, gas, or other mineral leases or development programs (except the Fund may invest in companies that own or invest in such interests);

         (6) invest in real estate limited partnerships; or

         (7) (a) write covered options, unless the securities underlying such options are listed on a national securities exchange and the options are issued by the Options Clearing Corporation; provided, however, that the securities underlying such options may be traded on an automated quotations system ("NASDAQ") of the National Association of Securities Dealers, Inc. ("NASD") if and to the extent permitted by applicable state regulations; or (b) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets; included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges; warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

OTHER NON-FUNDAMENTAL POLICIES

         The Fund intends to follow the policies of the Commission as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of its net assets. The purchase of restricted securities is not to be deemed engaging in underwriting.

         In order to permit the sale of Fund shares in certain states or foreign countries, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it may revoke the commitment by terminating sales of its shares in the state or country involved.


--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

         The Fund annually distributes to its shareholders dividends from net investment income and net realized capital gains in shares or, at the option of the shareholder, in cash. Distributions are taxable whether received in cash or additional shares. Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after the Fund pays the distribution. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long term capital loss on such shares to the extent of the long term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been pre-determined, to the best of the Fund's ability, to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.


--------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------

         Current values for the Fund's securities are generally determined as follows:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

         (2) securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term instruments having maturities of more than sixty day, for which market quotations are readily available, are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees;

         (4) short-term instruments purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which, in either case, reflects fair value as determined by the Board of Trustees; and

         (5) the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

         Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.


--------------------------------------------------------------------------------
                                    BROKERAGE
--------------------------------------------------------------------------------

         It is the policy of the Fund in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund or Keystone are considered to be in addition to, and not in lieu of, services required to be performed by Keystone under its Investment Advisory and Management Agreement with the Fund. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under its Investment Advisory and Management Agreement with the Fund, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund expects that purchases and sales of equity securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession. Purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities, thereby taking advantage of the lower purchase price available to such a group.

         Neither Keystone nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees has determined, however, that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Fund with respect to brokerage is and will be reviewed by the Fund's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Fund are made independently by Keystone from those of the other funds and investment accounts managed by Keystone. It may frequently develop, however, that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone, the Principal Underwriter, or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.


--------------------------------------------------------------------------------
                                  SALES CHARGES
--------------------------------------------------------------------------------

GENERAL

         The Fund offers three classes of shares. Class A shares are offered with a maximum sales charge of 5.75% payable at the time of purchase ("Front End Load Option"). Class B shares are subject to a contingent deferred sales charge payable upon redemption during the 72 month period from and including the month of purchase ("Back End Load Option"). Class B shares that have been outstanding eight years from and including the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to Keystone Investor Resource Center, Inc., the Fund's transfer and dividend disbursing agent ("KIRC").) Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter. The prospectus contains a general description of how investors may buy shares of the Fund as well as a table of applicable sales charges for Class A shares; a discussion of reduced sales charges that may apply to subsequent purchases; and a description of applicable contingent deferred sales charges.

CONTINGENT DEFERRED SALES CHARGES

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (See "Distribution Plans"), a contingent deferred sales charge is imposed at the time of redemption of certain Fund shares, as follows:

CLASS A SHARES

         With certain exceptions, purchases of Class A shares (1) in an amount equal to or exceeding $1,000,000, and/or (2) made by a corporate qualified retirement plan or a non-qualified deferred compensation plan having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a contingent deferred sales charge of 1.00% during the 24 month period following the date of purchase. The contingent deferred sales charge will be retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS B SHARES

         With respect to Class B shares, the Fund, with certain exceptions, will impose a deferred sales charge as a percentage of the lesser of net asset value or net cost of such Class B shares redeemed during succeeding twelve-month periods as follows: 5% during the first period; 4% during the second period; 3% during the third period; 3% during the fourth period; 2% during the fifth period, and 1% during the sixth period. No deferred sales charge is imposed on amounts redeemed thereafter.

         If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plan are reduced by deferred sales charges retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

CLASS C SHARES

         With certain exceptions, the Fund may impose a deferred sales charge of 1% on Class C shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares.

         No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of such shares;
(2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months; (4) Class B shares held for more than 72 months; or (5) Class C shares held for more than one year.

         Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no contingent deferred sales charge when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, for the purpose of calculating a contingent deferred sales charge, when shares of one such class of a fund have been exchanged for shares of another such class of a fund, the calendar year of purchase of the shares being exchanged is assumed to be the year of purchase of the shares being acquired by exchange.

WAIVER OF SALES CHARGES

         Shares of the Fund may also be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of an initial sales charge to (1) certain Directors, Trustees, officers, full-time employees or sales representatives of the Fund, Keystone Management, Inc. ("Keystone Management"), Keystone, Keystone Investments, Inc. ("Keystone Investments"), their subsidiaries and affiliates or the Principal Underwriter who have been such for not less than ninety days; (2) a pension and profit-sharing plan established by such companies, their subsidiaries and affiliates for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives; or (3) a registered representative of a firm with a dealer agreement with the Principal Underwriter; provided, however, that all such sales are made upon the written assurance that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge is imposed on purchases of shares of the Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund or any fund in the Keystone Investments Family of Funds purchased pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no contingent deferred sales charge will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old;
(4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an Automatic Withdrawal Plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

REDEMPTION OF SHARES

         The Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's assets in any 90 day period.


--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1.

         The NASD limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter).

CLASS A DISTRIBUTION PLAN. The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to up to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of its shares, including, without limitation, expenditures consisting of payments to the principal underwriter of the Fund (currently the Principal Underwriter) to enable the Principal Underwriter to pay or to have paid to others who sell Class A shares a service or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by any such recipients on the books of the Fund for specified periods.

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLAN The Fund has adopted a Distribution Plan for its Class B shares. The Class B Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the principal underwriter of the Fund (currently the Principal Underwriter) (1) to enable the Principal Underwriter to pay to others (dealers) commissions in respect of Class B shares sold since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee, in advance, in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient on the books of the Fund for specified periods.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

         If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Class B Distribution Plan. If the Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

CLASS C DISTRIBUTION PLAN. The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the principal underwriter of the Fund (currently the Principal Underwriter) (1) to enable the Principal Underwriter to pay to others (dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, brokers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by the recipients on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

         Whether any expenditure under a Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.

         Each of the Distribution Plans may be terminated at any time by a vote of the Fund's Rule 12b-1 Trustees (i.e., the Fund's Independent Trustees), or by vote of a majority of the outstanding voting shares of the respective class of Fund shares.

         Any change in a Distribution Plan that would materially increase the distribution expenses of the Fund provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by the Trustees, including the Rule 12b-1 Trustees.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12b-1 Trustees may require or approve changes in the implementation or operation of a Distribution Plan and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by a Distribution Plan as stated above.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans are expected to benefit the Fund.

         Keystone has currently voluntarily agreed to reimburse the Fund any amounts payable under the Class A, B, and C Distribution Plans. Keystone currently intends to continue such reimbursements on a calendar month-by-month basis. Keystone will periodically evaluate such reimbursements and may modify or terminate them in the future.


--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
    Fund; Chairman of the Board, President, Director and Chief Executive Officer of Keystone Investments; President, Chief Executive Officer and Trustee or Director of all 30 funds in the Keystone Investments Family of Funds; Director and Chairman of the Board, Chief Executive Officer and Vice Chairman of Keystone; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation), and Keystone Fixed Income Advisors, Inc. ("KFIA"); Director, Chairman of the Board, Chief Executive Officer and President of Keystone Management, Keystone Software, Inc. ("Keystone Software"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Director of the Principal Underwriter, KIRC, and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President of Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other Keystone
    Investments Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice) and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Director of
    Keystone Investments; Chairman of the Board and Trustee or Director of all other Keystone Investments Funds; former Director and Chairman of the Board of Hartwell Keystone; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Chairman of the Board and Chief Executive Officer of Keystone Investments; and former Chief Executive Officer of the Fund.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; former Dean, School of Business, Adelphi University and former Executive Director, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other
    Keystone Investments Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other Keystone
    Investments Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other Keystone
    Investments Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other Keystone
    Investments Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; former President, Nassau County Bar Association; and former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; and Director of KIRC; former Treasurer and Director of Hartwell Keystone; former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other Keystone Investments Funds; former Vice President and Controller of Keystone Investments, Keystone, the Principal Underwriter, FICO and Keystone Software; and former Controller of Keystone Asset Corporation and Keystone Capital Corporation.

DONALD C. DATES: Vice President of the Fund; Vice President ofcertain other
    Keystone Investments Funds; and Senior Vice President of Keystone.

GILMAN C. GUNN, III: Vice President of the Fund; Vice President of certain other
    Keystone Investments Funds; and Senior Vice President of Keystone.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
    Vice President and Secretary of all other Keystone Investments Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; former Senior Vice President and Secretary of Hartwell Keystone, and Robert Van Partners, Inc.

* This Trustee may be considered an "interested person" within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates, including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell both own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         For the calendar year ended December 31, 1995, aggregate compensation received by the Independent Trustees on a fund complex wide basis was $450,716. As of February 9, 1996, the Fund's Trustees and officers beneficially owned less than 1% of the Fund's then outstanding Class A, Class B or Class C shares.

         The address of all the Fund's Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

INVESTMENT ADVISER

         Subject to the general supervision of the Fund's Board of Trustees, Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone, organized in 1932, is a wholly-owned subsidiary of Keystone Investments, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to an Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment advisory, management and administrative services, office facilities, equipment and personnel in connection with its services for managing the investment and reinvestment of the Fund's assets, and pays (or causes to be paid) the compensation of all officers and employees of the Fund.

         As compensation for its services to the Fund, Keystone is entitled to a fee at the annual rate of 1.25% of the first $250,000,000 of aggregate net asset value of shares of the Fund, plus 1.00% of the aggregate net asset value of shares of the Fund in excess of $250,000,000.

         Keystone has currently voluntarily agreed to reimburse the Fund with respect to all expenses, including the management fees. Keystone currently intends to continue such expense reimbursements on a calendar month-by-month basis. Keystone will periodically evaluate the expense reimbursements and may modify or terminate them in the future. Keystone will not be required to make such reimbursements to the extent it would result in the Fund's inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code.

         All expenses (other than those specifically referred to as being borne by Keystone) incurred in the operation of the Fund, and any public offering of its shares, are borne by the Fund. To the extent that Keystone provides certain of such services, the Fund promptly reimburses Keystone therefor. The fee charged to the Fund is higher than that charged to most other investment companies with different investment objectives and policies. The Fund's fee structure is comparable, however, to that of other global and international funds that are subject to the higher costs involved in managing a fund of predominantly international securities.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect until ______, 1998 and thereafter from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of a majority of the outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or may be terminated by a vote of the Fund's shareholders. The Advisory Agreement will terminate automatically upon its assignment.


STATE EXPENSE LIMITATIONS

         The Fund may be also subject to certain annual state expense limitations, the most restrictive of which is anticipated to be as follows:

         2.5% of the first $30 million of Fund average daily net assets; 2.0% of the next $70 million of Fund average daily net assets; and 1.5% of Fund average daily net assets over $100 million.

         Capital charges and certain expenses, including a portion of the Fund's Distribution Plan fees, are not included in the calculation of the state expense limitation. This limitation may be modified or eliminated in the future.


--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with Keystone Investment Distributors Company, a wholly-owned subsidiary of Keystone.

         The Principal Underwriter, located at 200 Berkeley Street, Boston, Massachusetts, 02116-5034, is a Delaware corporation. The Principal Underwriter, as agent, currently has the right to obtain subscriptions for and to sell shares of the Fund to the public. In so doing, the Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers or others, acting as principals, for sales of shares. No such representative, dealer or broker has any authority to act as agent for the Fund. The Principal Underwriter has not undertaken to buy or to find purchasers for any specific number of shares. The Principal Underwriter may receive payments from the Fund pursuant to the Fund's Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the offering price of the shares, such price being in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreement to pay all expenses in connection with registration of its shares with the Commission as well as auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws.
         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may use its discretion in providing to selected dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.

         The Principal Underwriter has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares and will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Underwriting Agreement will remain in effect until _______, 1998 and thereafter only so long as its terms and continuance are approved by a majority of the Fund's Independent Trustees at least annually at a meeting called for that purpose, and if its continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------

MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated January 12, 1996, as amended January 23, 1996. The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust, as amended (the "Declaration of Trust") is filed as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that class. Upon liquidation, shares are entitled to a pro rata share of the Fund based on the relative net assets of each class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund is authorized to issue additional classes or series of shares. The Fund currently issues three classes of shares, but may issue additional classes or series of shares.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (2) provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its respective Distribution Plan. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


--------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
--------------------------------------------------------------------------------

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added and the maximum sales charge deducted and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund does not presently intend to advertise current yield.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian (the "Custodian") of all securities and cash of the Fund. The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, serves as the independent auditors for the Fund.

         KIRC, 101 Main Street, Cambridge, Massachusetts 02142, a wholly-owned subsidiary of Keystone, acts as transfer agent and dividend disbursing agent for the Fund.

         As of February 9, 1996, Keystone owned 100% of the Fund's outstanding Class A, B, and C shares.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and statement of additional information omit certain information contained in the Fund's Registration Statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

         The Fund is one of 15 different investment companies in the Keystone America Fund Family, which offers a range of choices to serve shareholder needs. The Keystone America Fund Family consists of the following Funds having the various investment objectives described below:

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

KEYSTONE FUND FOR TOTAL RETURN - Seeks total return from a combination of capital growth and income from dividend paying common stocks, preferred stocks, convertible bonds, other fixed-income securities and foreign securities (up to 50%).

KEYSTONE GLOBAL OPPORTUNITIES FUND - Seeks long-term capital growth from foreign and domestic securities.

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.

KEYSTONE HARTWELL GROWTH FUND - Seeks capital appreciation by investment in securities selected for their long-term growth prospects.

KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE OMEGA FUND - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of five separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STATE TAX FREE FUND - SERIES II - A mutual fund consisting of two separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds (up to 25%).

KEYSTONE TAX FREE INCOME FUND - Seeks income exempt from federal income taxes and capital preservation from the four highest grades of municipal bonds.

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.

KEYSTONE FUND OF THE AMERICAS - Seeks long-term growth of capital through investments in equity and debt securities in North America (the United States and Canada) and Latin America (Mexico and countries in South and Central America).

KEYSTONE STRATEGIC DEVELOPMENT FUND - Seeks long-term capital growth by investing primarily in equity securities.

                                    APPENDIX


         This Appendix provides additional information about the various securities in which the Fund may invest and investment techniques that the Fund may employ. Specifically, the Appendix provides a more detailed explanation of
(i) stock and corporate bond ratings, (ii) high yield, high risk bonds, (iii) money market instruments, and (iv) derivative instruments.


                 COMMON AND PREFERRED STOCK RATINGS


S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Corporation ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

         S&P has established a computerized scoring system based on per-share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these scores for earnings and dividends are determined.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+  Highest           B+  Average          C  Lowest
 A   High              B   Below Average    D  In Reorganization
 A   Above Average     B-  Lower

         S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.

MOODY'S COMMON STOCK RANKINGS

         Moody's Investors Services, Inc. ("Moody's") presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (i) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (ii) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes;
(iii) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (iv) interim earnings for the current year to date, plus three previous years; (v) dividend information; (vi) company background; (vii) recent corporate developments; (viii) prospects for a company in the immediate future and the next few years; and (ix) a ten year comparative statistical analysis.

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

         1.  High Grade
         2.  Investment Grade
         3.  Medium Grade
         4.  Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

         1. aaa: An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         2. aa: An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         3. a: An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         4. baa: An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         5. ba: An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         6. b: An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         7. caa: An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         8. ca: An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                             CORPORATE BOND RATINGS


S&P CORPORATE BOND RATINGS

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         1. likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2. nature of and provisions of the obligation; and

         3. protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC AND C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Keystone considers the ratings of Moody's and S&P assigned to various securities, but does not rely solely on ratings assigned by Moody's and S&P because (i) Moody's and S&P assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (ii) there can be large differences among the current financial conditions of issuers within the same rating category.


                          BELOW INVESTMENT GRADE BONDS


         Prior to the 1980's, corporate bonds were primarily issued to finance growth and development. Below investment grade bonds were predominantly bonds that often traded at discounts from par because the company's credit ratings had been downgraded. The rapid growth of the noninvestment grade sector of the bond market during the 1980s was largely attributable to the issuance of such bonds to finance corporate reorganizations. This growth paralleled a long economic expansion. An economic downturn could severely disrupt the market for high yield, high risk bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest.

         In addition, investors should be aware of the following risks relating to high yield, high risk debt securities:

         1. Securities rated BB or lower by S&P or Ba or lower by Moody's are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

         2. The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         3. The value of certain securities held by the Fund may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         4. The values of certain securities, like those of other fixed income securities, fluctuate in response to changes in interest rates. When interest rates decline, the value of a portfolio invested in bonds can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in bonds can be expected to decline. However, the prices of these bonds are generally less sensitive to interest rate changes than higher-rated bonds, but more sensitive to adverse or positive economic changes or individual corporate developments.

         5. The secondary market for certain securities held by the Fund may be less liquid at certain times than the secondary market for higher quality debt securities, which may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its assets.

         6. Zero coupon bonds and PIKs involve additional special considerations. For example, Zero coupon bonds do not require the periodic payment of interest. PIK bonds are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends.


                            MONEY MARKET INSTRUMENTS


         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

         Commercial paper will consist of issues rated at the time of purchase A-1 by S&P, or PRIME-1 by Moody's; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

               (a)  leading market positions in well-established industries;

               (b)  high rates of return on funds employed;

               (c) conservative capitalization structures with moderate reliance on debt and ample asset protection;

               (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

               (e) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

U.S. CERTIFICATES OF DEPOSIT

         U.S. Certificates of deposit are receipts issued by a U.S. bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         U.S. Certificates of deposit will be limited to U.S. dollar denominated certificates of U.S. banks, including their branches abroad, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and of U.S. branches of foreign banks, each of which have total assets at the time of purchase in excess of $1 billion.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the Government National Mortgage Association ("GNMA"). Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. While the Fund may invest in such instruments, U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Interamerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.


                             DERIVATIVE INSTRUMENTS


         Derivatives have been variously defined to include forwards, futures, options, mortgage-backed securities, other asset-backed securities and structured securities, such as interest rate swaps, equity swaps, index swaps, currency swaps and caps and floors. These basic vehicles can also be combined to create more complex products, called hybrid derivatives. The following discussion addresses options, futures, foreign currency transactions, mortgage-backed and other asset-backed securities, structured securities, swaps, caps, and floors.

OPTIONS TRANSACTIONS

WRITING COVERED OPTIONS

         The Fund writes only covered options. Options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

         Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date ("of the same series") as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

         An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

         Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"), a clearing corporation which assumes responsibility for the completion of options transactions.

OPTION WRITING AND RELATED RISKS

         The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

         So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges ("Exchanges"), to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an Exchange and, by doing so, gives its guarantee to the transaction.

         The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the price of the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

         Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

         To the extent that a secondary market is available the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, on a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase, plus transaction costs, is greater than the premium received upon writing the original option, the writer will incur a loss in the transaction.

PURCHASING PUT AND CALL OPTIONS

         The Fund can close out a put option it has purchased by effecting a closing sale transaction; for example, the Fund may close out a put option it has purchased by selling a put option. If, however, a secondary market does not exist at a time the Fund wishes to effect a closing sale transaction, the Fund will have to exercise the option to realize any profit. In addition, in a transaction in which the Fund does not own the security underlying a put option it has purchased, the Fund would be required, in the absence of a secondary market, to purchase the underlying security before it could exercise the option. In each such instance, the Fund would incur additional transaction costs. The Fund may also purchase call options for the purpose of offsetting previously written call options of the same series.

         The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which the Fund may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

         The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (protective puts) or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's securities. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefitting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize a loss on the purchase of the put option.

         The Fund may purchase put and call options on securities indices for the same purposes as the purchase of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

OPTIONS TRADING MARKETS

         Options in which the Fund will trade are generally listed on Exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific, and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in the prospectus and the statement of additional information.

         The staff of the Commission currently is of the view that the premiums which the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of the Fund's compliance with its policies pertaining to illiquid securities.

SPECIAL CONSIDERATIONS APPLICABLE TO OPTIONS

         ON TREASURY BONDS AND NOTES. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, new series of options with expirations to replace expiring options on particular issues will not be introduced indefinitely. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each series of bonds or notes will thus be phased out as new options are listed on the more recent issues, and a full range of expiration dates will not ordinarily be available for every series on which options are traded.

         ON TREASURY BILLS. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill call options cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the option contract size, the Fund may be hedged from a risk standpoint. In addition, the Fund will maintain in a segregated account with the Fund's Custodian liquid assets maturing no later than those which would be deliverable in the event of an assignment of an exercise notice to ensure that it can meet its open option obligations.

          ON GNMA CERTIFICATES. Options on GNMA certificates are not currently traded on any Exchange. However, the Fund may purchase and write such options in the over the counter market or, should they commence trading, on any Exchange.

         Since the remaining principal balance of GNMA certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA certificates from the same pool (if obtainable) or replacement GNMA certificates in the cash market in order to remain covered.

         A GNMA certificate held by the Fund to cover an option position in any but the nearest expiration month may cease to present cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA certificate with a certificate which represents cover. When the Fund closes its position or replaces the GNMA certificate, it may realize an unanticipated loss and incur transaction costs.

         RISKS PERTAINING TO THE SECONDARY MARKET. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or a broker to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options that had been issued as a result of trades would generally continue to be exercisable in accordance with their terms.

         The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         The Fund intends to engage in options transactions that are related to currency and other financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to enter into such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the U.S. are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of call options on currency and other financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on currency or other financial futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas that may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase or sale of futures contracts by the Fund, an amount of cash and cash equivalents or securities equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian. In addition, in the case of a purchase, the Fund may be required to make a deposit to a margin account with a Broker to collateralize the position, and in the case of a sale, the Fund may be required to make daily deposits to the buyer's margin account. The Fund would make such deposits in order to insure that the use of such futures is unleveraged.

RISKS OF FUTURES CONTRACTS

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading normally involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. In order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

         As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the U.S. is regulated under the Commodity Exchange Act by the CFTC and NFA. Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies that will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.


FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the U.S. and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss francs and Canadian dollars. Options can be exercised at any time during the contract life and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, the purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules that interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain) or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

COLLATERALIZED MORTGAGE OBLIGATIONS

         The Fund, if permitted by its investment policies, may also invest in fixed rate and adjustable rate collateralized mortgage obligations ("CMOs"), including CMOs with rates that move inversely to market rates that are issued by and guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. The principal governmental issuer of CMOs is FNMA. In addition, FHLMC issues a significant number of CMOs. The Fund, if permitted to invest in CMOs, will not invest in CMOs that are issued by private issuers. CMOs are debt obligations collateralized by Mortgage Securities in which the payment of the principal and interest is supported by the credit of, or guaranteed by, the U.S. government or an agency or instrumentality of the U.S. government. The secondary market for CMOs is actively traded.

         CMOs are structured by redirecting the total payment of principal and interest on the underlying Mortgage Securities used as collateral to create classes with different interest rates, maturities and payment schedules. Instead of interest and principal payments on the underlying Mortgage Securities being passed through or paid pro rata to each holder (e.g., the Fund), each class of a CMO is paid from and secured by a separate priority payment of the cash flow generated by the pledged Mortgage Securities.

         Most CMO issues have at least four classes. Classes with an earlier maturity receive priority on payments to assure the early maturity. After the first class is redeemed, excess cash flow not necessary to pay interest on the remaining classes is directed to the repayment of the next maturing class until that class is fully redeemed. This process continues until all classes of the CMO issue have been paid in full. Among the CMO classes available are floating (adjustable) rate classes, which have characteristics similar to ARMS, and inverse floating rate classes whose coupons vary inversely with the rate of some market index. The Fund, if allowed to purchase CMOs, may purchase any class of CMO other than the residual (final) class.


INTEREST-RATE SWAP CONTRACTS

         Interest rate swaps are OTC agreements between parties and counterparties to make periodic payments to each other for a stated time, generally entered into for the purpose of changing the nature or amount of interest being received on debt securities held by one or both parties. The calculation of these payments is based on an agreed-upon amount called the "notional amount." The notional amount is not typically exchanged in swaps (except in currency swaps). The periodic payments may be fixed or floating. Floating payments change (positively or inversely) with fluctuations in interest or currency rates or equity or commodity prices, depending on the swap contract's terms. Swaps may be used to hedge against adverse changes in interest rates, for instance. Thus, if permitted by its investment policies, the Fund may have a portfolio of debt instruments (ARM's, for instance) the floating interest rates of which adjust frequently because they are tied positively to changes in market interest rates. The Fund would then be exposed to interest rate risk because a decline in interest rates would reduce the interest receipts on its portfolio. If the investment adviser believed interest rates would decline, the Fund, if permitted by its investment policies, could enter into an interest rate swap with another financial institution to hedge the interest rate risk. In the swap contract, the Fund would agree to make payments based on a floating interest rate in exchange for receiving payments based on a fixed interest rate. Thereafter, if interest rates declined, the Fund's fixed rate receipts on the swap would offset the reduction in its portfolio receipts. If interest rates rose, the higher rates the Fund could obtain from new portfolio investments (assuming sale of existing investments) would offset the higher rates it paid under the swap agreement.

EQUITY SWAP CONTRACTS

         The counterparty to an equity swap contract would typically be a bank, investment banking firm or broker/dealer. For example, the counterparty would generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value if such notional amount had been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such index stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. If permitted by its investment policies, the Fund will only enter into equity swap contracts on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under equity swap contracts may be made at the conclusion of the contract or periodically during its term.

         If permitted by its investment policies, the Fund may also from time to time enter into the opposite side of equity swap contracts (i.e., where the Fund is obligated to pay the increase (net of interest) or received the decrease (plus interest) on the contract) to reduce the amount of the Fund's equity market exposure consistent with the Fund's investment objective(s) and policies. These positions are sometimes referred to as "reverse equity swap contracts."

         Equity swap contracts will not be used to leverage the Fund. Since the Commission considers equity swap contracts and reverse equity swap contracts to be illiquid securities, the Fund will not invest in equity swap contracts or reverse equity swap contracts if the total value of such investments together with that of all other illiquid securities that the Fund owns would exceed the Fund's limitations on investments in illiquid securities.

         The Fund does not believe that its obligations under equity swap contracts or reverse equity swap contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its respective entitlement with respect to each equity swap contract and each reverse equity swap contract will be accrued on a daily basis and an amount of cash, U. S. Government Securities or other liquid high quality debt securities having an aggregate market value at lease equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian.

CURRENCY SWAPS, INDEX SWAPS AND CAPS AND FLOORS

         A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of reference indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds an agree-upon interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. If permitted by the Fund's investment policies, the investment adviser expects to enter into these types of transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date rather than for speculative purposes. Accordingly, if permitted by the Fund's investment policies, the Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors unless it owns securities or other instruments providing the income stream the Fund may be obligated to pay. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

SPECIAL RISKS OF SWAPS, CAPS AND FLOORS

         As with futures, options, forward contracts, and mortgage backed and other asset-backed securities, the use of swap, cap and floor contracts exposes the Fund to additional investment risk and transaction costs. These risks include operational risk, market risk and credit risk.

         Operational risk includes, among others, the risks that the investment adviser will incorrectly analyze market conditions or will not employ appropriate strategies and monitoring with respect to these instruments or will be forced to defer closing out certain hedged positions to avoid adverse tax consequences.

         Market risk includes, among others, the risks of imperfect correlations between the expected values of the contracts, or their underlying bases, and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument at any time. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively more illiquid. Nevertheless, a secondary market for swaps is never assured, and caps and floors, which are more recent innovations for which standardized documentation has not yet been fully developed, are much less liquid than swaps.

         Credit risk is primarily the risk that counterparties may be financially unable to fulfill their contracts on a timely basis, if at all. If there is a default by the counterparty to any such contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that contract counterparties will be able to meet contract obligations or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to such contracts. The Fund will closely monitor the credit of swap counterparties in order to minimize this risk. The Fund will not enter into any equity swap contract or reverse equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P.




10160766

                         KEYSTONE EMERGING MARKETS FUND

                             STATEMENT OF NET ASSETS

                                FEBRUARY 2, 1996

  ASSETS:
           Cash                                                         $100,000
           Organizational expenses (Note 2)                                6,300
                                                                        --------
           Total assets                                                  106,300

  LIABILITIES:
           Accrued expenses                                                6,300
                                                                        --------

  NET ASSETS                                                            $100,000
                                                                        ========

  Net assets represented by: (Note 3)
   Class A Shares: Net assets equivalent to $10.00
    per share for 8,000 shares                                          $ 80,000

   Class B Shares: Net assets equivalent to $10.00
    per share for 1,000 shares                                            10,000

   Class C Shares: Net assets equivalent to $10.00
    per share for 1,000 shares                                            10,000


                                                                        --------
         Total net assets                                               $100,000
                                                                        ========

    Net asset value and redemption price per share:
           Class A                                                        $10.00
                                                                          ======
           Class B                                                        $10.00
                                                                          ======
           Class C                                                        $10.00
                                                                          ======


    Offering price per share:
           Class A (Including 5.75% sales charge)                         $10.61
                                                                          ======
           Class B                                                        $10.00
                                                                          ======
           Class C                                                        $10.00
                                                                          ======

                           See Notes to Statement of Net Assets

                         KEYSTONE EMERGING MARKETS FUND

                        NOTES TO STATEMENT OF NET ASSETS

                                FEBRUARY 2, 1996

         1. Keystone Emerging Markets Fund ("Fund") was organized on January 12, 1996, and had no operations prior to February 2, 1996 other than organizational matters and activities in connection with the purchase of 10,000 shares of the Fund by Keystone Investment Management Company ("KIMCO"). The Fund is a mutual fund that seeks capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

         KIMCO is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"), a corporation privately owned by current and former members of management and certain employees of Keystone Investments and its affiliates.

         The Fund currently offers three classes of shares. Class A shares are subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which varies depending on when shares were purchased and how long they have been held. Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within the year of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company, the Fund's principal underwriter.

         2. In the event any of the initial shares are redeemed by any holder thereof during the five year amortization period, redemption proceeds will be reduced by any unamortized organizational expenses in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

         3. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value.

         4. Pursuant to its Investment Management and Advisory Agreement with the Fund, Keystone provides investment advisory and management services to the Fund. Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, provides all necessary office space, facilities, equipment and personnel and arranges, at the request of the Fund, for its employees to serve as officers or agents of the Fund.

         The management fee is determined by applying percentage rates, that start at 1.25% and decline as net assets increase to 1.00% per annum, to the net asset value of the Fund.

         5. The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

         The Class A Distribution Plan provides for payments which are currently limited to 0.25% annually of the average daily net asset value of Class A shares to pay expenses of the distribution of Class A shares.

         The Class B and Class C Distribution Plans provide for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B or Class C shares, of which 0.75% may be used to pay such distribution expenses and 0.25% may be used to pay shareholder service fees.

INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholder
Keystone Emerging Markets Fund

We have audited the accompanying statement of net assets of Keystone Emerging Markets Fund as of February 2, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit of a statement of net assets includes examining, on a test basis, evidence supporting the amounts and disclosures in that statement of net assets. An audit of a statement of net assets also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Keystone Emerging Markets Fund at February 2, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP
                                                           KPMG Peat Marwick LLP


Boston, Massachusetts
February 6, 1996

                         KEYSTONE EMERGING MARKETS FUND

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

The following financial statements are filed as part of the Statement of Additional Information.

Item 24(a).       Financial Statements:

Financial Highlights                                          Not Applicable

Statement of Investments                                      Not Applicable

Statement of Assets and Liabilities                           February 2, 1996

Statement of Operations                                       Not Applicable

Statement of Change in Net Assets                             Not Applicable

Notes to Financial Statements                                 February 2, 1996

Report of Independent Auditors
dated February 6, 1996

SUPPORTING SCHEDULES

All schedules are omitted as the required information is inapplicable.

Item (24)(b)   Exhibits

 (1) A copy of the Registrant's Declaration of Trust, as amended, is filed with this Registration Statement as Exhibit 24(b)(1).

 (2) A copy of the Registrant's By-Laws is filed with this Registration Statement as Exhibit 24(b)(2).

 (3) Not applicable.

 (4) (A) Registrant's Declaration of Trust, as amended, Articles III, V, and VI, as filed herewith as Exhibit 24(b)(1) and incorporated by reference herein.

     (B) Registrant's By-Laws, Article 2, Section 2.5, as filed herewith as
     Exhibit 24(b)(2) and incorporated by reference herein.

 (5) A copy of the form of Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company is filed with this Registration Statement as Exhibit 24(b)(5).

 (6) (A) A copy of the form of Principal Underwriting Agreement between Registrant and Keystone Investment Distributors Company is filed with this Registration Statement as Exhibit 24(b)(6)(A).

     (B) Copies of the forms of Dealer Agreements for Class A, B and C shares are filed herewith as Exhibit 24(b)(6)(B).

 (7) Not applicable.

 (8) A copy of the form of Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company is filed with this Registration Statement as Exhibit 24(b)(8).

 (9) Not applicable.

(10) Opinion of counsel as to the legality of the shares being registered is filed with this Registration Statement as Exhibit 24(b)(10).

(11) Consent as to use of Report of Registrant's independent auditors is filed with this Registration Statement as Exhibit 24(b)(11).

(12) Not applicable.

(13) A copy of the Subscription Agreement between Registrant and Keystone Investment Management Company is filed with this Registration Statement as
     Exhibit 24(b)(13).

(14) Not applicable.

(15) Copies of the forms of Registrant's Distribution Plans for its Class A, Class B and Class C shares are filed herewith as Exhibit 24(b)(15).

(16) Not applicable.

(17) Financial Data Schedules are filed with this Registration Statement as
     Exhibit 24(b)(17).

(18) A copy of Registrant's Multiple Class Plan adopted pursuant to Rule 18f-3 is filed herewith as Exhibit 24(b)(18).

(19) Powers of Attorney are filed herewith as Exhibit 24(b)(19).

Item 25. Persons Controlled by or Under Common Control With Registrant

         Not applicable.


Item 26. Number of Holders of Securities

                                                    Number of Record Holders
         Title of Class                              as of February 6, 1996
         --------------                              -----------------------

         Shares of Beneficial                            Class A   1
         Interest                                        Class B   1
                                                         Class C   1

Item 27. Indemnification

         Provisions for the indemnification of the Registrant's Trustees and officers are contained in Article VIII of Registrant's Declaration of Trust, a copy of which is filed with this Registration Statement as Exhibit 24(b)(1) and is incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Distributors Company, the Registrant's Principal Underwriter, are contained in Section 9 of the Principal Underwriting Agreement between the Registrant and Keystone Investment Distributors Company, a copy of the form of which is filed with this Registration Statement as Exhibit 24(b)(6) and is incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Management Company, Registrant's investment adviser, are contained in Section 6 of the Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company, a copy of the form of which is filed with this Registration Statement as Exhibit 24(b)(5) and is incorporated by reference herein.

Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of Keystone Investment Management Company, the Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years,
         (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                        LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY


                           Position with
                           Keystone                Other
                           Investment              Business
Name                       Management Company      Affiliations
----                       ------------------      ------------

Albert H.                  Chairman of             Chairman of the Board,
Elfner, III                the Board,              Chief Executive Officer,
                           Chief Executive         President and Director:
                           Officer,and              KeystoneInvestments,Inc.
                           Director                 Keystone Management,Inc.
                                                    Keystone Software, Inc.
                                                    Keystone Asset Corporation
                                                    Keystone Capital Corporation
                                                    Chairman of the Board and
                                                    Director:
                                                     Keystone Fixed Income
                                                      Advisers, Inc.
                                                     Keystone Institutional
                                                      Company, Inc.
                                                    President and Director:
                                                     Keystone Trust Company
                                                    Director or Trustee:
                                                     Fiduciary Investment
                                                      Company, Inc.
                                                     Keystone Investment
                                                      Distributors Company
                                                     Keystone Investor
                                                      Resource Center, Inc.
                                                     Boston Children's
                                                      Services Associates
                                                     Middlesex School
                                                     Middlebury College
                                                    Former Trustee or Director:
                                                     Neworld Bank
                                                     Robert Van Partners, Inc.

Philip M. Byrne            Director                President and Director:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                   Senior Vice President:
                                                    Keystone Investments, Inc.

Herbert L.                 Senior Vice             None
Bishop, Jr.                President

Donald C. Dates            Senior Vice             None
                           President

                           Position with
                           Keystone                Other
                           Investment              Business
Name                       Management Company      Affiliations
----                       ------------------      ------------
Gilman Gunn                Senior Vice             None
                           President

Edward F.                  Director,               Director, Senior Vice
Godfrey                    Senior Vice             President
                           President,              Chief Financial Officer and
                           Treasurer and           Treasurer:
                           Chief Financial          Keystone Investments, Inc.
                           Officer                  Keystone Investment
                                                     Distributors Company
                                                    Treasurer:
                                                     Keystone Institutional
                                                      Company, Inc.
                                                     Keystone Management, Inc.
                                                      Keystone Software, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                     Former Treasurer and
                                                     Director:
                                                      Hartwell Keystone
                                                       Advisers, Inc.

James R. McCall            Director and              None
                           President

Ralph J.                   Director                  President and Director:
Spuehler, Jr.                                         Keystone Investment
                                                       Distributors Company
                                                     Senior Vice President and
                                                     Director:
                                                      Keystone Investments, Inc.
                                                     Chairman and Director:
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Keystone Management, Inc.
                                                     Formerly President:
                                                      Keystone Management, Inc.
                                                     Formerly Treasurer:
                                                      The Kent Funds
                                                      Keystone Investments, Inc.
                                                      Keystone Investment
                                                      Management Company

                           Position with
                           Keystone                Other
                           Investment              Business
Name                       Management Company      Affiliations
----                       ------------------      ------------
Rosemary D.                Senior Vice             General Counsel, Senior
Van Antwerp                President,              Vice President and
                           General Counsel         Secretary:
                           and Secretary            Keystone Investments, Inc.
                                                   Senior Vice President and
                                                   General Counsel:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                   Senior Vice President,
                                                   General Counsel and
                                                   Director:
                                                    Keystone Investor
                                                     Resource Center, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Investment
                                                     Distributors Company
                                                   Senior Vice President,
                                                   General Counsel, Director
                                                    and Secretary:
                                                    Keystone Management, Inc.
                                                    Keystone Software, Inc.
                                                   Former Senior Vice
                                                   President and Secretary:
                                                    Hartwell Keystone
                                                    Advisers, Inc.
                                                   Vice President and Secretary:
                                                    Keystone Fixed Income
                                                     Advisers, Inc.

J. Kevin Kenely            Vice President          Vice President:
                                                    Keystone Investments, Inc.
                                                    Keystone Investment
                                                     Distributors Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Management, Inc.
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Software, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                   Formerly Controller:
                                                    Keystone Investments, Inc.
                                                    Keystone Investment
                                                     Management Company
                                                    Keystone Investment
                                                     Distributors Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Management, Inc.
                                                    Keystone Software, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.

John D. Rogol              Vice President          Vice President and
                           and Controller          Controller:
                                                    Keystone Investments, Inc.
                                                    Keystone Invesmtent
                                                     Distributors Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Management, Inc.

                           Position with
                           Keystone                Other
                           Investment              Business
Name                       Management Company      Affiliations
----                       ------------------      ------------
John D. Rogol (con't)                              Keystone Software, Inc.
                                                   Fiduciary Investment
                                                    Company, Inc.
                                                   Controller:
                                                    Keystone Asset Corporation
                                                    Keystone Capital Corporation

Robert K.                  Vice President          None
Baumback

Betsy A. Blacher           Senior Vice             None
                           President

Francis X. Claro           Vice President          None

Kristine R.                Vice President          None
Cloyes

Christopher P.             Senior Vice             None
Conkey                     President

Richard Cryan              Senior Vice             None
                           President

Maureen E.                 Senior Vice             None
Cullinane                  President

George E. Dlugos           Vice President          None

Antonio T. Docal           Vice President          None

Christopher R.             Senior Vice             None
Ely                        President

Robert L. Hockett          Vice President          None

Sami J. Karam              Vice President          None

George J. Kimball          Vice President          None

JoAnn L. Lyndon            Vice President          None

                           Position with
                           Keystone                Other
                           Investment              Business
Name                       Management Company      Affiliations
----                       ------------------      ------------
John C.                    Vice President          None
Madden, Jr.

Stephen A. Marks           Vice President          None

Eleanor H. Marsh           Vice President          None

Walter T.                  Senior Vice             None
McCormick                  President

Barbara McCue              Vice President          None

Stanley  M. Niksa          Vice President          None

Robert E. O'Brien          Vice President          None

Margery C. Parker          Vice President          None

William H.                 Vice President          None
Parsons

Daniel A. Rabasco          Vice President          None

David L. Smith             Vice President          None

Kathy K. Wang              Vice President          None

Judith A. Warners          Vice President          None

Joseph J.                  Asst. Vice              None
Decristofaro               President

Item 29. Principal Underwriter

     (a) Keystone Investment Distributors Company, (formerly named Keystone Distributors, Inc.), which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

         Keystone America Hartwell Emerging Growth Fund, Inc.
         Keystone Hartwell Growth Fund
         Keystone Quality Bond Fund (B-1)
         Keystone Diversified Bond Fund (B-2)
         Keystone High Income Bond Fund (B-4)
         Keystone Balanced Fund (K-1)
         Keystone Strategic Growth Fund (K-2)
         Keystone Growth and Income Fund (S-1)
         Keystone Mid-Cap Growth Fund (S-3)
         Keystone Small Company Growth Fund (S-4)
         Keystone Capital Preservation and Income Fund
         Keystone Global Opportunities Fund
         Keystone Government Securities Fund
         Keystone Intermediate Term Bond Fund
         Keystone America Omega Fund, Inc.
         Keystone State Tax Free Fund
         Keystone State Tax Free Fund - Series II
         Keystone Strategic Income Fund
         Keystone Tax Free Income Fund
         Keystone World Bond Fund
         Keystone Fund of the Americas
         Keystone International Fund Inc.
         Keystone Liquid Trust
         Keystone Precious Metals Holdings, Inc.
         Keystone Strategic Development Fund
         Keystone Tax Exempt Trust
         Keystone Tax Free Fund
         Keystone Small Company Growth Fund II

     (b) For information with respect to each director and officer of Registrant's acting principal underwriter see the following pages.

Name and                        Position and Offices with          Position and
Principal                       Keystone Investment                Offices with
Business Address                Distributors Company               the Fund
----------------                -------------------------          ------------
Ralph J. Spuehler*              Director, President                None

Edward F. Godfrey*              Director, Senior Vice              Senior Vice
                                President, Treasurer               President
                                and Chief Financial
                                Officer

Rosemary D. Van Antwerp         Director, Senior Vice              Senior Vice
                                President, General Counsel
                                President and Secretary

Albert H. Elfner, III*          Director                           President

Charles W. Carr*                Senior Vice President              None

Peter M. Delehanty*             Senior Vice President              None

J. Kevin Kenely*                Vice President                     Treasurer

John D. Rogol*                  Vice President and                 None
                                Controller

Frank O. Gebhardt               Divisional Vice                    None
2626 Hopeton                    President
San Antonio, TX 78230

C. Kenneth Molander             Divisional Vice                    None
8 King Edward Drive             President
Londenderry, NH 03053

David S. Ashe                   Regional Manager and               None
32415 Beaconsfield              Vice President
Birmingham, MI  48025

David E. Achzet                 Regional Vice President            None
60 Lawn Avenue -
Greenway 27
Stamford, CT  06902

William L. Carey, Jr.           Regional Manager and               None
4 Treble Lane                   Vice President
Malvern, PA  19355

John W. Crites                  Regional Manager and               None
2769 Oakland Circle W.          Vice President
Aurora, CO 80014

Richard J. Fish                 Regional Vice President            None
309 West 90th Street
New York, NY  10024

Name and                        Position and Offices with          Position and
Principal                       Keystone Investment                Offices with
Business Address                Distributors Company               the Fund
----------------                -------------------------          ------------
Michael E. Gathings             Regional Manager and               None
245 Wicklawn Way                Vice President
Roswell, GA  30076

Robert G. Holz, Jr.             Regional Manager and               None
313 Meadowcrest Drive           Vice President
Richardson, Texas 75080

Todd L. Kobrin                  Regional Manager and               None
20 Iron Gate                    Vice President
Metuchen, NJ 08840

Ralph H. Johnson                Regional Manager and               None
345 Masters Court, #2           Vice President
Walnut Creek, CA 94598

Paul J. McIntyre*               Regional Manager and               None
                                Vice President

Dale M. Pelletier               Regional Manager and               None
464 Winnetka Ave.               Vice President
Winnetka, IL  60093

Juliana Perkins                 Regional Manager and               None
2348 West Adrian Street         Vice President
Newbury Park, CA 91320

Matthew D. Twomey               Regional Manager and               None
9627 Sparrow Court              Vice President
Ellicott City, MD 21042

Mitchell I. Weiser              Regional Manager and               None
7031 Ventura Court              Vice President
Parkland, FL  33067

Welden L. Evans                 Regional Banking Officer           None
490 Huntcliff Green             and Vice President
Atlanta, GA 30350

Russell A. Haskell*             Vice President                     None

Robert J. Matson*               Vice President                     None

John M. McAllister*             Vice President                     None

Name and                        Position and Offices with          Position and
Principal                       Keystone Investment                Offices with
Business Address                Distributors Company               the Fund
----------------                -------------------------          ------------
Gregg A. Mahalich               Vice President                     None
14952 Richards Drive W.
Minnetonka, MN 55345

Burton Robbins                  Vice President                     None
1586 Folkstone Terrace
Westlake Village, CA
91361

Thomas E. Ryan, III*            Vice President                     None

Peter Willis*                   Vice President                     None

Raymond P. Ajemian*             Manager and Vice President         None

Joan M. Balchunas*              Assistant Vice President           None

Thomas J. Gainey*               Assistant Vice President           None

Eric S. Jeppson*                Assistant Vice President           None

Julie A. Robinson*              Assistant Vice President           None

Peter M. Sullivan               Assistant Vice President           None
21445 Southeast 35th Way
Issaquah, WA  98027

Jean S. Loewenberg*             Assistant Secretary                Assistant
                                                                   Secretary

Colleen L. Mette*               Assistant Secretary                Assistant
                                                                   Secretary

Dorothy E. Bourassa*            Assistant Secretary                Assistant
                                                                   Secretary


* Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

Item 30. Location of Accounts and Records

         200 Berkeley Street
         Boston, Massachusetts  02116-5034

         Keystone Investor Resource Center, Inc.
         101 Main Street
         Cambridge, Massachusetts  02142

         State Street Bank and Fund Company
         1776 Heritage Drive
         Quincy, Massachusetts  02171

         Data Vault Inc.
         3431 Sharp Slot Road
         Swansea, Massachusetts  02777

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

UNDERTAKING RE INDEMNIFICATION UNDER 1933 ACT

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or thereafter duly adopted pursuant to authority conferred in that section.

UNDERTAKING TO FILE POST-EFFECTIVE AMENDMENT

         The undersigned, Registrant, hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

UNDERTAKING TO COMPLY WITH SECTION 16(c) OF THE INVESTMENT COMPANY ACT OF 1940 APPLICABLE TO SHAREHOLDER COMMUNICATIONS

         So long as Registrant is not required by its Declaration of Trust or otherwise to hold annual meetings, Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 applicable to shareholder communications.

UNDERTAKING FOR DELIVERY OF ANNUAL REPORTS

         Upon request and without charge, the Registrant hereby undertakes to furnish each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in The Commonwealth of Massachusetts, on the 23rd day of February, 1996.


                                               KEYSTONE EMERGING MARKETS FUND


                                               By: /s/ Rosemary D. Van Antwerp
                                                   --------------------------
                                                   Rosemary D. Van Antwerp
                                                   Senior Vice President and
                                                   Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of February, 1996.

SIGNATURES                             TITLE
----------                             -----

/s/ George S. Bissell                  Chairman of the Board and Trustee
--------------------------
George S. Bissell*


                                       Chief Executive Officer, President
/s/ Albert H. Elfner,III               and Trustee
--------------------------
Albert H. Elfner, III*


                                       Treasurer (Principal Financial
/s/ J. Kevin Kenely                    and Accounting Officer)
--------------------------
J. Kevin Kenely*


                                              *By: /s/ James M. Wall
                                                   --------------------------
                                                   James M. Wall**
                                                   Attorney-in-Fact

SIGNATURES                             TITLE

/s/ Frederick Amling                   Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III             Trustee
--------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                  Trustee
--------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                  Trustee
--------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                     Trustee
--------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                   Trustee
--------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                 Trustee
--------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                Trustee
--------------------------
David M. Richardson*

/s/ Richard J. Shima                   Trustee
--------------------------
Richard J. Shima*

/s/ Andrew J. Simons                   Trustee
--------------------------
Andrew J. Simons*


                                               *By /s/ James M. Wall
                                                   --------------------------
                                                   James M. Wall
                                                   Attorney-in-Fact

** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS


                                                            Page Number
                                                            in Sequential
Exhibit Number     Exhibit                                  Numbering System
--------------     -------                                  ----------------

      1            Declaration of Trust, as amended

      2            By-Laws

      5            Form of Investment Advisory
                     and Management Agreement

      6   (A)      Form of Principal Underwriting
                     Agreement
          (B)      Forms of Dealer Agreements

      8            Custodian, Fund Accounting
                     and Recordkeeping Agreement

     10            Opinion and Consent of Counsel

     11            Consent of Independent Auditors

     13            Subscription Agreement

     15            Forms of Distributions Plans
                     for Class A, Class B and
                     Class C shares

     17            Financial Data Schedules

     18            Multiple Class Plan

     19            Powers of Attorney